Consolidated Statements of Financial Position (Details) - Schedule of intangible assets - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Financial Position (Details) - Schedule of intangible assets [Line Items]
Net book value	€ 138,905	€ 235,216
Cost [Member]
Consolidated Statements of Financial Position (Details) - Schedule of intangible assets [Line Items]
Balance at beginning	(720,942)	719,593
Additions	1,900	840
Reclassification
Exchange differences	408	508
Balance at end	723,250	720,942
Accumulated amortization [Member]
Consolidated Statements of Financial Position (Details) - Schedule of intangible assets [Line Items]
Balance at beginning	485,726	(369,410)
Amortization charge for the year	(98,271)	(115,982)
Exchange differences	(348)	(334)
Balance at end	(584,345)	(485,726)
Purchased IT-software [Member]
Consolidated Statements of Financial Position (Details) - Schedule of intangible assets [Line Items]
Net book value	138,905	235,216
Purchased IT-software [Member] | Cost [Member]
Consolidated Statements of Financial Position (Details) - Schedule of intangible assets [Line Items]
Balance at beginning	(720,942)	719,593
Additions	1,900	840
Reclassification
Exchange differences	408	508
Balance at end	723,250	720,942
Purchased IT-software [Member] | Accumulated amortization [Member]
Consolidated Statements of Financial Position (Details) - Schedule of intangible assets [Line Items]
Balance at beginning	485,726	(369,410)
Amortization charge for the year	(98,271)	(115,982)
Exchange differences	(348)	(334)
Balance at end	(584,345)	(485,726)
Advances paid for software [Member]
Consolidated Statements of Financial Position (Details) - Schedule of intangible assets [Line Items]
Net book value
Advances paid for software [Member] | Cost [Member]
Consolidated Statements of Financial Position (Details) - Schedule of intangible assets [Line Items]
Balance at beginning
Additions
Reclassification
Exchange differences
Balance at end
Advances paid for software [Member] | Accumulated amortization [Member]
Consolidated Statements of Financial Position (Details) - Schedule of intangible assets [Line Items]
Balance at beginning
Amortization charge for the year
Exchange differences
Balance at end